Derivative Instruments (Details Narrative)	6 Months Ended
Jun. 30, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated period expected to be reclassified	12 months
Foreign currency hedge cash flow fedge loss to be reclassified during next 12 months	$ 1,519